Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Mar. 07, 2014	Feb. 24, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit			$ (331,311,000)	$ (329,740,000)	$ (343,591,000)
Working capital deficit			(5,200,000)		(1,000,000)
Cash			909,000	216,000	3,203,000	441,000				976,000
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Aggregate principal and interest amount of promissory notes		1,500,000		1,176,000
Number of shares issuable through promissory notes		2,000,000
Sale of warrants to purchase one share of common stock	6,000,000							1,300,000	800,000
Exercise price of warrants	$ 0.75		$ 0.89	$ 0.28			$ 0.28		$ 0.75
Proceeds from sales of common shares and warrants, net	6,000,000			1,112,000
Depreciation method			straight-line method
Interest rate on notes payable			10.00%
Minimum
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Useful life			3 years
Maximum
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Useful life			5 years
Subsequent Event
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Aggregate principal and interest amount of promissory notes		1,500,000
Number of shares issuable through promissory notes		2,000,000
Sale of warrants to purchase one share of common stock	6,000,000
Exercise price of warrants	$ 0.75
Proceeds from sales of common shares and warrants, net	6,000,000
Series C Preferred Stock
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Sale of Series C Convertible Preferred Stock to purchase one share of common stock	1,200
Sale of warrants to purchase one share of common stock	6,000,000
Exercise price of warrants	$ 0.75
Proceeds from sales of common shares and warrants, net	$ 6,000,000
Stated value per share of preferred stock	$ 5,000
Conversion price per dollar of stated value	$ 0.75
Shares issued upon conversion	8,000,000
Series C Preferred Stock | Subsequent Event
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Sale of Series C Convertible Preferred Stock to purchase one share of common stock	1,200